Short-term Bank Deposits	12 Months Ended
Dec. 31, 2019
Short-term Bank Deposits
Short-term Bank Deposits

NOTE 5-SHORT-TERM BANK DEPOSITS:

The bank deposits in 2019 of $27,100 thousand are for terms of four months to one year and carry interest at annual rates of 1.87%-2.15%. The bank deposits in 2018 of $21,135 thousand are for terms of three months to one year and carry interest at annual rates of 2.44%-2.64%.